INCENTIVE PLANS - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Options (in shares):
Outstanding, beginning balance (in shares)	166,650	166,650	762,225
Canceled (in shares)	0	0	(11,365)
Expired (in shares)	0	0	(449,916)
Exercised (in shares)	(166,650)	0	(134,294)
Outstanding, ending balance (in shares)	0	166,650	166,650
Exercisable, end of period (in shares)	0	166,650	166,650
Weighted- average exercise price (in dollars per share):
Outstanding, beginning balance (in dollars per share)	$ 47.42	$ 47.42	$ 101.84
Canceled (in dollars per share)	0	0	40.80
Expired (in dollars per share)	0	0	142.30
Exercised (in dollars per share)	52.50	0	39.00
Outstanding, ending balance (in dollars per share)	0	47.42	47.42
Intrinsic value per share (in dollars per share):
Outstanding (in dollars per share)	0	14.24	32.47	$ 0
Exercised (in dollars per share)	$ 20.49	$ 0	$ 23.50